SUPPLEMENTAL OIL AND GAS DISCLOSURE (unaudited) (Schedule of Results of Operations for Oil and Gas Producing Activities) (Details) (USD $)	3 Months Ended		10 Months Ended	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2012
SUPPLEMENTAL OIL AND GAS DISCLOSURE (unaudited) [Abstract]
Revenue	$ 11,631			$ 29,908
Operating expenses (re-working costs)	39,112			107,982
Depletion				2,407
Operating Loss				(80,481)
Income tax provision
Results of operations for oil and gas properties				$ (80,481)